UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  028-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915 - 2864

Signature, Place, and Date of Signing:

 /s/    Michael A. Elrad     Chicago, IL/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $1,582,324 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAPITAL AGENCY CORP   COM              02503X105    16209   598100 SH       SOLE                   598100        0        0
AMERICAN TOWER CORP            CL A             029912201    23597   438600 SH       SOLE                   438600        0        0
AVALONBAY CMNTYS INC           COM              053484101    87670   768700 SH       SOLE                   768700        0        0
BOSTON PROPERTIES INC          COM              101121101    48435   543600 SH       SOLE                   543600        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    27988   923700 SH       SOLE                   923700        0        0
CHESAPEAKE LODGING TR          SH BEN INT       165240102     2170   179800 SH       SOLE                   179800        0        0
CREXUS INVT CORP               COM              226553105     8556   963500 SH       SOLE                   963500        0        0
D R HORTON INC                 COM              23331A109    60742  6719300 SH       SOLE                  6719300        0        0
ESSEX PPTY TR INC              COM              297178105    52530   437600 SH       SOLE                   437600        0        0
HATTERAS FINL CORP             COM              41902R103    10859   431600 SH       SOLE                   431600        0        0
HOME DEPOT INC                 COM              437076102    94846  2885500 SH       SOLE                  2885500        0        0
HOST HOTELS & RESORTS INC      COM              44107P104   159448 14574800 SH       SOLE                 14574800        0        0
HUDSON PAC PPTYS INC           COM              444097109     9602   825600 SH       SOLE                   825600        0        0
HYATT HOTELS CORP              COM CL A         448579102    21692   691500 SH       SOLE                   691500        0        0
KILROY RLTY CORP               COM              49427F108    32258  1030600 SH       SOLE                  1030600        0        0
LOWES COS INC                  COM              548661107    34731  1795800 SH       SOLE                  1795800        0        0
MACERICH CO                    COM              554382101   162808  3819100 SH       SOLE                  3819100        0        0
MACK CALI RLTY CORP            COM              554489104    50335  1881700 SH       SOLE                  1881700        0        0
MACYS INC                      COM              55616P104    26644  1012300 SH       SOLE                  1012300        0        0
MERITAGE HOMES CORP            COM              59001A102    18743  1238000 SH       SOLE                  1238000        0        0
MFA FINANCIAL INC              COM              55272X102    35559  5065400 SH       SOLE                  5065400        0        0
NVR INC                        COM              62944T105    84778   140365 SH       SOLE                   140365        0        0
POST PPTYS INC                 COM              737464107    52086  1499300 SH       SOLE                  1499300        0        0
RYLAND GROUP INC               COM              783764103    30784  2890500 SH       SOLE                  2890500        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    46003  1334200 SH       SOLE                  1334200        0        0
SHERWIN WILLIAMS CO            COM              824348106    36989   497700 SH       SOLE                   497700        0        0
SIMON PPTY GROUP INC NEW       COM              828806109   125533  1141417 SH       SOLE                  1141417        0        0
SL GREEN RLTY CORP             COM              78440X101    16216   278860 SH       SOLE                   278860        0        0
STARWOOD PPTY TR INC           COM              85571B105    22111  1288500 SH       SOLE                  1288500        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    28869  5073700 SH       SOLE                  5073700        0        0
TERRENO RLTY CORP              COM              88146M101     3208   250000 SH       SOLE                   250000        0        0
TOLL BROTHERS INC              COM              889478103    24128  1672100 SH       SOLE                  1672100        0        0
VENTAS INC                     COM              92276F100   126197  2554591 SH       SOLE                  2554591        0        0